Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting Information [Line Items]
Segment Reporting
(22) Segment Reporting
The Company’s reportable segment is determined by the President, Chief Executive Officer (“CEO”), who is designated the chief operating decision maker (“CODM”), based upon information provided about the Company’s products and services offered, which primarily consists of banking products. The segment is also distinguished by the level of information provided by the CODM, who uses such information to review the performance of various components of the business, which are then aggregated if operating performance, products and services, and customers are similar. The CODM evaluates the financial performance of the Company’s business components including revenue streams, significant expenses and budget to actual results in assessing the Company’s segments, and in the determination of allocating resources. The CODM uses revenue streams to evaluate product pricing and significant expenses to assess performance and evaluate return on assets. The CODM utilizes consolidated net income to benchmark the Company against its competitors. The benchmarking analysis coupled with the monitoring of budget to actual results are used in assessing performance and in establishing compensation. Loans, investments, and deposits provide the revenue in banking operations. Interest expense, provision for credit losses, and payroll provide the significant expenses in banking operations. All operations are domestic.
Accounting policies for segments are the same as those described in Note 2. Our segment assets represent our total assets as presented on the Consolidated Statements of Financial Position. Our segment revenues and expenses are presented on the Consolidated Statements of Income (Loss).

Northfield Bancorp, Inc. [Member]
Segment Reporting Information [Line Items]
Segment Reporting
(23)	Segment Information
The Company’s reportable segment is determined by the CODM, based upon information provided about the Company’s products and services offered, primarily banking operations, originating loans and offering a variety of deposit products. The segment is also distinguished by the level of information provided by the CODM, who uses such information to review performance of various components of the business (such as branches) which are then aggregated if operating performance, products and services, and customers are similar. The CODM will evaluate the performance of the Company’s business components such as by evaluating revenue streams, significant expenses, and budget to actual results in assessing the Company’s segment and in the determination of allocating resources. The CODM uses the revenue streams to evaluate product pricing and significant expenses to assess performance and evaluate return on assets. The CODM uses consolidated net income to benchmark the Company against its competitors. The benchmarking analysis coupled with monitoring of budget to actual results are used in assessment performance and in establishing compensation. Loans and investments provide the revenues in the banking operations. Interest expense, provisions for credit losses, and payroll provide the significant expenses in the banking operations. The Company’s operations are all domestic.

Segment performance is evaluated using consolidated net income. Information reported internally for performance assessment by the CODM follows, inclusive of reconciliations of significant segment totals to the consolidated financial statements.

	Banking Segment
	2025	2024	2023
	(in thousands)
Interest income	$249,096	$237,908	$208,795
Reconciliation of revenue
Other revenues - non-interest income	16,950	16,822	11,896

Total consolidated revenues	266,046	254,730	220,691
Less:
Interest expense	111,730	123,423	84,128

Segment net interest income and non-interest income	154,316	131,307	136,563
Less:
Compensation and employee benefits	51,370	49,338	46,496
Provision for credit losses	7,402	4,281	1,353
Other segment items (1) (2) (3)	78,493	37,187	36,954
Income tax expense	16,255	10,556	14,091

Segment expenses	153,520	101,362	98,894

Segment net income	$796	$29,945	$37,669

Segment assets	$5,754,010	5,666,378	$5,598,396
Total consolidated assets	$5,754,010	$5,666,378	$5,598,396

(1)	Other segment items include occupancy, furniture and equipment, data processing, professional fees, advertising, FDIC insurance and other miscellaneous expenses.
(2)	Includes depreciation expense of $3.2 million, $3.6 million and $3.7 million in 2025, 2024, and 2023, respectively.
(3)	Includes amortization expense of $9.0 million, $7.4 million, and $11.7 million in 2025, 2024, and 2023, respectively.